Stock-based compensation - Weighted Average Assumptions of Stock Options Granted (Details) - year	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Share Based Payment Arrangements [Abstract]
Expected volatility	47.25%	45.55%
Risk-free interest rate	1.04%	0.38%
Expected option life	4.07	4.27
Expected dividend yield	0.00%	0.00%
Forfeiture rate	27.07%	28.51%